Subsequent Events (Tables)	9 Months Ended
Sep. 30, 2016
Subsequent Events [Abstract]
Schedule of Target Distribution Levels and Distributions Splits
The following table compares the target distribution levels and distribution splits between the General Partner and the holders of common units under the Old IDRs and under the New IDRs:

	Old IDRs (Cancelled)				New IDRs
	Total Quarterly Distribution Target Amount	Marginal Percentage Interest in Distributions			Total Quarterly Distribution Target Amount	Marginal Percentage Interest in Distributions
		Common Unitholders	General Partner	IDR Holders		Common Unitholders	General Partner	IDR Holders
Minimum Quarterly Distribution	$0.3850	98%	2%	0%	$0.5775	No Change
First Target Distribution	Up to $0.4428	98%	2%	0%	Up to $0.6641
Second Target Distribution	Above $0.4428 up to $0.4813	85%	2%	13%	Above $0.6641 up to $0.7219
Third Target Distribution	Above $0.4813 up to $0.5775	75%	2%	23%	Above $0.7219 up to $0.8663
Thereafter	Above $0.5775	50%	2%	48%	Above $0.8663